Equity Structure (Narrative) (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Jul. 01, 2021 shares	Jan. 16, 2020 shares	Jan. 15, 2020 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Preferred stock, shares authorized (in shares)				10,000,000	10,000,000
Preferred stock, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001
Stock conversion basis at time of business combination				1
Shares available for grant				31,962,759
Share-based compensation recognized | $			$ 13	$ 10,942	$ 929
EVgo Holdings [Member]
Ownership percentage		100.00%		100.00%
Equity awards
Number of shares authorized				559,000
Intrinsic value of vested awards			222
Class A Common Stock [Member]
Common stock, shares authorized (in shares)				1,200,000,000	1,200,000,000
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001
Voting right per share				one vote
Common stock, shares issued (in shares)				68,020,630
Class B Common Stock [Member]
Common stock, shares authorized (in shares)				400,000,000	400,000,000
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001
Voting right per share				one vote
Common stock, shares issued (in shares)				195,800,000
Units Issued During Period, Shares, New Issues		195,800,000
Class B Common Stock [Member] | Climate Change Crisis Real Impact I Acquisition Corporation [Member]
Common stock, shares issued (in shares)			5,750,000
EVgo OpCo
Units Issued During Period, Shares, New Issues	195,800,000	195,800,000		195,800,000